Voya MI Dynamic SMID Cap Fund Performance Management - Class A C I R and W Shares [Member] - Voya MI Dynamic SMID Cap Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Fund. The Fund is the successor to Voya Mid Cap Research Enhanced Index Fund, a former series of Voya Series Fund, Inc. (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on or about November 8, 2019 (the “Reorganization Date”). The Predecessor Fund had identical investment objectives, policies, and restrictions to those of the Fund as of the Reorganization Date. The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad-based securities market indices and an additional index with investment characteristics similar to those of the Fund for the same period. The Fund uses both the Russell 2500 TM Index and the Russell 3000 ® Index as its primary benchmarks in accordance with regulatory disclosure requirements and uses the S&P MidCap 400® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses.Because Class R6 shares of the Fund did not have a full calendar year of operations as of the calendar year ended December 31, 2025, no performance information for Class R6 shares is provided below.The Fund’s performance prior to July 28, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current principal investment strategies had been in place for the prior periods, the performance information shown would have been different. The Predecessor Fund’s performance prior to May 31, 2016 reflects returns achieved pursuant to a different investment objective and different principal investment strategies than those that are currently being pursued by the Fund. If the Fund’s current investment objective and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
Performance Past Does Not Indicate Future [Text]	 The Fund's past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad-based securities market indices and an additional index with investment characteristics similar to those of the Fund for the same period.
Performance One Year or Less [Text]	Class R6 shares of the Fund did not have a full calendar year of operations as of the calendar year ended December 31, 2025,
Performance Additional Market Index [Text]	 The Fund uses  both the Russell 2500 TM  Index and the Russell  3000 ®  Index as its primary benchmarks in accordance with regulatory disclosure requirements and uses the S&P MidCap 400® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	 Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:4th Quarter 202023.27%Worst quarter:1st Quarter 2020-31.72%Year-to-date total return:June 30, 202620.69%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Does Reflect Sales Loads	 However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	 In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Availability Website Address [Text]	https://individuals.voya.com/literature
Performance Availability Phone [Text]	1-800-992-0180
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return:
Bar Chart, Year to Date Return	20.69%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	23.27%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(31.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020